Form N-1A Cover	May 01, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Impax Funds Series Trust I
Entity Central Index Key	0000076721
Entity Investment Company Type	N-1A
Document Period End Date	May 01, 2026
Prospectus Date	May 01, 2026